EQUITY INCENTIVE PLANS (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable period		5 years
Options expiration period		10 years
Shares
Outstanding at beginning of year (in shares)		1,375
Granted	118,132	118,132	0
Forfeited or expired (in shares)		0
Outstanding at end of year (in shares)		119,507	1,375
Exercisable at end of year (in shares)		1,375
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)		$ 20.72
Granted (in dollars per share)		$ 11.99
Outstanding at end of year (in dollars per share)		$ 12.09	$ 20.72
Exercisable at end of year (in dollars per share)		$ 20.72
Weighted Average Remaining Contractual Term (Years)
Outstanding at end of year		9 years 3 months 26 days
Exercisable at end of year		1 year 2 months 19 days
Additional disclosures
Aggregate intrinsic value (in dollars)		$ 180,456	$ 0
Unrecognized compensation cost (in dollars)		122,000
Compensation Expense		16,000	0
Vesting period		4 years 4 months 24 days
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options / Awards available for future grant (in shares)		140,667
Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options / Awards available for future grant (in shares)		56,267
Additional disclosures
Vesting period		5 years
Granted (in shares)	56,267
Vested (in shares)		0
Total unrecognized compensation expense		596,000
Compensation expense		$ 79,000	$ 0
Remaining vesting period		4 years 4 months 24 days